Valuation and qualifying accounts	12 Months Ended
Dec. 31, 2024
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation and qualifying accounts
Schedule V
Valuation and qualifying accounts

Amounts in EUR millions	2024	2023	2022

Loss allowance on January 1	(263)	(287)	(364)

Impact on year end ECL of exposures transferred between stages during the year	(71)	(5)	(69)

Financial assets derecognized during the period	58	74	103

New financial assets originated or purchased	(42)	(26)	(56)

Change in models	(115)	(28)	30

Net exchange differences	(25)	9	(15)

Transfers to disposal groups	-	-	84

Loss allowance on December 31	(459)	(263)	(287)

ECL per asset type

Mortgage loans	(118)	(26)	(12)

Debt securities	(341)	(237)	(276)

Total ECL on December 31	(459)	(263)	(287)

Impairment charge in P&L of IFRS 9 instruments and non-financial assets

Mortgage loans measured at amortized cost	(88)	(15)	10

Debt securities measured at FVOCI	(140)	(44)	(108)

Other	(9)	(60)	(41)

Net impairment charge in P&L	(237)	(119)	(138)